Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenue	$ 6,645	$ 7,101	$ 11,596
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,778	1,816	2,364
PC-Based Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	1,204	1,272	1,400
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	3,538	3,998	7,776
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 125	$ 15	$ 56